Stockholders' Equity - Schedule of Common Stock Shares Reserved for Future Issuance (Details) - shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Shares of common stock reserved for future issuance	7,290,493	6,730,269	8,382,667
Stock Options Outstanding
Class Of Stock [Line Items]
Shares of common stock reserved for future issuance	5,600,088	5,742,053	6,830,037
Shares Available for Future Grant Under Stock Option Plan
Class Of Stock [Line Items]
Shares of common stock reserved for future issuance	1,690,405	988,216	1,552,630